Leases - Summary of information related to operating lease payments (Detail) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)
Leases [Abstract]
Operating leases right-of-use assets	¥ 62,141,054	$ 9,523,533
Current portion of lease liabilities	36,280,773	5,560,272
Non-current portion of lease liabilities	¥ 16,951,948	$ 2,598,000
Weighted-average remaining lease term (in years) – operating leases	1 year 9 months	1 year 9 months
Weighted-average discount rate – operating leases	4.25%	4.25%
Cash paid for operating leases	¥ 54,493,222
Lease liabilities arising from obtaining right-of-use assets	¥ 25,873,961